Leases Disclosure of Current and Non-Current Lease Liabilities (Details) - ZAR (R) R in Millions			12 Months Ended
	Oct. 01, 2020	Jul. 01, 2019	Jun. 30, 2021	Jun. 30, 2020
Presentation of leases for lessee [abstract]
Lease liabilities		R 0	R 141	R 0
Impact of adopting IFRS 16 - Lease Liabilities		R 81
Acquisition of Mponeng operations and related assets	R 40			0
increase in lease liabilities			135	93
Lease modifications			35	0
Interest expense on lease liabilities			13	8
Cash outflow for leases			(80)	(46)
Termination of lease liability			(1)	(8)
Increase (Decrease) Through Net Exchange Differences - Lease Liabilities			(22)	13
Lease liabilities			261	141
Current lease liabilities			107	60
Non-current lease liabilities			R 154	R 81